Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of labor costs [abstract]
Disclosure of detailed information about labor costs [text block]
	Year ended December 31,
	2022	2021	2020
Wages, salaries and social security costs	1,594,200	1,170,562	1,036,211
Severance indemnities	29,070	28,625	142,458
Defined contribution plans	13,256	12,608	12,442
Pension benefits - defined benefit plans	16,320	13,353	11,097
Employee retention and long-term incentive program	25,739	25,337	(413)
	1,678,585	1,250,485	1,201,795

Disclosure of information about employees [text block]
	2022	2021	2020
Argentina	6,444	5,169	4,376
Mexico	5,919	5,474	4,501
USA	3,509	2,684	1,596
Italy	2,136	2,011	2,039
Romania	1,847	1,725	1,552
Brazil	1,460	1,817	1,360
Colombia	1,183	1,009	746
Canada	944	758	561
Indonesia	495	506	521
Japan	11	379	399
Other	1,344	1,244	1,377
	25,292	22,776	19,028